PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Estimated future development costs	$ 2,800.0	$ 2,400.0	$ 2,500.0
General and administrative expenses capitalized	5.1	4.7	2.3
Share-based compensation expenses capitalized	$ 4.1	$ 4.6	$ 1.2